Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Accumulated deficit	$ (11,291,811)	$ (9,451,218)
Net loss	$ (1,840,593)	$ (3,776,293)
Outstanding stock options were excluded	2,400,000	2,400,000
Working capital	$ 3,748,321